Deferred taxation	12 Months Ended
Dec. 31, 2021
Deferred taxation

17.	Deferred taxation

The Group has not recognized a deferred tax asset in respect of tax losses carried forward and other timing differences as at December 31, 2021 on the basis that the availability of future taxable profits against which to offset the losses cannot be determined with reasonable certainty.

The Group has tax losses carried forward of £14,326,058 (2020: £12,793,486) that are available for offset against future taxable profits and do not expire.

The unrecognized deferred tax asset at 25% mainly consists of losses of £3,581,514 (2020 at 17%: £2,430,762) and share based payment temporary differences of £1,546,929 (2020 at 17%: £1,219,680).

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)